The Company and Basis of Presentation - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation [Line Items]
Majority-owned subsidiaries that Company control	Between 20% and 50%	Between 20% and 50%
Subsidiaries that Company accounts for under cost method	Less than 20%	Less than 20%